Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plans
Defined benefit plan contributions	¥ 494,360	¥ 492,151	¥ 444,719